Stock Options (Details 4) - Options Two [Member]	12 Months Ended
Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Risk-free interest rate	0.25%
Expected life	4 years
Expected volatility	131.00%